Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 24,021	$ 24,827
Accounts receivable, net	34,716	30,858
Inventories	28,378	27,218
Prepaid expenses and other current assets	15,654	16,345
Total current assets	121,242	143,572
Property, plant, and equipment, net	116,920	100,527
Right-of-use assets	13,385	10,430
Goodwill	48,488	45,898
Intangible assets, net	4,648	3,723
Other assets, noncurrent	4,767	3,014
Total assets	309,450	307,164
Current liabilities:
Lines of credit – working capital	48,517	47,371
Lines of credit – wheat inventories	126,452	137,040
Accounts payable	46,461	27,295
Accrued expenses	18,115	18,974
Contract liabilities	1,272	540
Current portion of long-term debt	10,471	5,417
Contingent consideration liability	1,326	1,260
Other liabilities, current	645	284
Total current liabilities	253,259	238,181
Long-term debt	11,841	9,828
Deferred tax liabilities, net	10,982	12,399
Other liabilities	2,676
Total liabilities	280,244	262,209
Commitments and contingencies (Note 20)
Stockholders’ equity:
Preferred Shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at December 31, 2023 and 2022, respectively
Additional paid-in capital	143,127	143,658
Accumulated deficit	(115,354)	(102,678)
Accumulated other comprehensive loss	(5,005)	(2,984)
Non-controlling interest	6,411	6,902
Total Stockholders’ equity	29,206	44,955
Total liabilities and Stockholders’ equity	309,450	307,164
Common Stock [Member]
Stockholders’ equity:
Ordinary shares, value	27	27
Class Z Ordinary Shares [Member]
Stockholders’ equity:
Ordinary shares, value		30
Related Party [Member]
Current assets:
Other receivables	1,358	2,366
Current liabilities:
Loan from related party	1,486	1,801
Nonrelated Party [Member]
Current assets:
Other receivables	$ 17,115	$ 41,958